SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Financial Income (Expenses), Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Interest on cash equivalents, bank deposits and restricted cash	$ 695	$ 1,099	$ 1,072
Interest with respect to capital lease	1,474	1,115	272
Other	50	438	367
Total financial income	2,219	2,652	1,711
Expenses:
Interest with respect to short-term bank credit and other	177	241	17
Interest with respect to long-term loans	2,343	2,719	924
Other	2,341	1,623	1,327
Total financial expenses	4,861	4,583	2,268
Total financial income (expenses), net	$ (2,642)	$ (1,931)	$ (557)